Convertible Senior Notes, Net (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 16, 2021	Jun. 30, 2021
Convertible Senior Notes, Net (Details) [Line Items]
Principal amount		$ 75,000
Annual interest percentage	5.875%
Convertible notes, description		The Convertible Notes are convertible into Gamida-Cell Ltd. shares at an initial conversion rate of 56.3063 shares per $1,000 principal amount of Convertible Notes (equivalent to an exchange price of $17.76 per share). The Subsidiary may redeem all or a portion of the notes for cash, at its option, at 100% of the principal amount plus accrued and unpaid interest on the notes to be redeemed if the closing price of its ordinary shares has been at least 130% of the exchange price for at least 20 trading days during any 30 consecutive trading day period.
Conversion feature issuance, percentage		6.70%
fair value liability		$ 68,600
Fair value equity component		2,100
Net issuance costs		$ 4,200
Subsidiaries [member]
Convertible Senior Notes, Net (Details) [Line Items]
Principal amount	$ 75,000